Business Combination (Details) - Schedule of net proceeds from the business combination and the PIPE investment - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Nov. 15, 2021
Schedule Of Net Proceeds From The Business Combination And The Pipe Investment Abstract
Cash – ATSP trust and cash (net of redemption)	$ 5,357
Cash – PIPE Investment	113,000
Less: transaction costs	(27,666)	$ (111,000)
Net proceeds from Business Combination and PIPE Investment	$ 90,691